Note 3 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
3.	CASH AND CASH EQUIVALENTS

The Company’s cash and cash equivalents include cash on hand, bank deposits and term deposits with original maturities of three
months or less, as follows:

	December 31,	December 31,
	2019	2018
Cash at bank and on hand	$72,360	$55,180
Term deposit (less than 90 days)	-	75,000
Cash and cash equivalents	$72,360	$130,180

Term deposits classified as ‘cash equivalents’ are comprised of bank term deposits with a term to maturity of less than three
months from date of acquisition and interest only payable if held to maturity.